Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000061818
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Class A
Trading Symbol	ELGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Growth Fund Class A (including sales charges) ($30,145)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$9,425	$10,000	$10,000
04/16	$9,741	$10,054	$9,909
05/16	$10,039	$10,230	$10,101
06/16	$9,912	$10,254	$10,061
07/16	$10,676	$10,644	$10,536
08/16	$10,598	$10,658	$10,484
09/16	$10,670	$10,667	$10,522
10/16	$10,101	$10,459	$10,275
11/16	$9,912	$10,871	$10,499
12/16	$9,746	$11,075	$10,629
01/17	$10,493	$11,298	$10,987
02/17	$10,977	$11,735	$11,443
03/17	$11,255	$11,743	$11,576
04/17	$11,541	$11,867	$11,840
05/17	$11,834	$12,018	$12,148
06/17	$12,081	$12,102	$12,116
07/17	$12,530	$12,342	$12,438
08/17	$12,695	$12,381	$12,666
09/17	$12,522	$12,644	$12,831
10/17	$12,648	$12,934	$13,328
11/17	$13,072	$13,329	$13,733
12/17	$13,169	$13,477	$13,840
01/18	$14,277	$14,217	$14,820
02/18	$14,154	$13,695	$14,432
03/18	$13,891	$13,384	$14,036
04/18	$14,014	$13,430	$14,085
05/18	$14,580	$13,773	$14,702
06/18	$14,599	$13,862	$14,844
07/18	$14,919	$14,340	$15,280
08/18	$15,523	$14,834	$16,115
09/18	$15,665	$14,890	$16,205
10/18	$13,578	$13,837	$14,756
11/18	$13,862	$14,118	$14,913
12/18	$12,465	$12,833	$13,631
01/19	$14,287	$13,908	$14,856
02/19	$14,871	$14,379	$15,387
03/19	$15,113	$14,629	$15,825
04/19	$15,908	$15,220	$16,540
05/19	$14,549	$14,250	$15,495
06/19	$15,844	$15,250	$16,559
07/19	$15,869	$15,487	$16,933
08/19	$15,245	$15,204	$16,804
09/19	$14,915	$15,467	$16,806
10/19	$15,661	$15,795	$17,280
11/19	$16,663	$16,392	$18,046
12/19	$17,139	$16,865	$18,591
01/20	$17,194	$16,883	$19,006
02/20	$16,483	$15,504	$17,712
03/20	$14,461	$13,455	$15,969
04/20	$16,664	$15,233	$18,332
05/20	$18,394	$16,037	$19,563
06/20	$19,073	$16,391	$20,415
07/20	$20,593	$17,351	$21,986
08/20	$22,405	$18,625	$24,255
09/20	$21,990	$17,944	$23,113
10/20	$21,760	$17,511	$22,328
11/20	$24,063	$19,573	$24,615
12/20	$25,269	$20,401	$25,747
01/21	$24,326	$20,233	$25,556
02/21	$25,033	$20,819	$25,550
03/21	$24,616	$21,607	$25,989
04/21	$26,067	$22,770	$27,758
05/21	$25,650	$22,878	$27,374
06/21	$28,016	$23,451	$29,091
07/21	$28,480	$23,939	$30,050
08/21	$29,188	$24,631	$31,173
09/21	$27,396	$23,500	$29,427
10/21	$29,277	$25,131	$31,976
11/21	$28,060	$24,794	$32,172
12/21	$27,519	$25,798	$32,852
01/22	$24,512	$24,343	$30,032
02/22	$23,173	$23,675	$28,757
03/22	$23,653	$24,474	$29,882
04/22	$20,241	$22,293	$26,273
05/22	$19,332	$22,259	$25,662
06/22	$18,079	$20,395	$23,630
07/22	$20,216	$22,294	$26,466
08/22	$19,355	$21,438	$25,233
09/22	$17,307	$19,454	$22,780
10/22	$18,643	$21,015	$24,111
11/22	$19,801	$22,152	$25,210
12/22	$18,672	$20,863	$23,280
01/23	$20,691	$22,262	$25,220
02/23	$19,860	$21,733	$24,921
03/23	$21,285	$22,420	$26,624
04/23	$21,463	$22,698	$26,887
05/23	$21,997	$22,804	$28,112
06/23	$23,656	$24,344	$30,035
07/23	$24,094	$25,181	$31,047
08/23	$23,781	$24,740	$30,768
09/23	$22,344	$23,578	$29,095
10/23	$21,594	$23,008	$28,680
11/23	$24,375	$25,157	$31,807
12/23	$25,939	$26,398	$33,215
01/24	$26,578	$26,767	$34,044
02/24	$27,654	$28,212	$36,366
03/24	$28,159	$29,116	$37,007
04/24	$26,712	$27,877	$35,437
05/24	$27,352	$29,190	$37,558
06/24	$28,904	$30,156	$40,091
07/24	$27,410	$30,595	$39,409
08/24	$28,418	$31,320	$40,230
09/24	$28,829	$31,990	$41,370
10/24	$28,978	$31,767	$41,233
11/24	$30,995	$33,812	$43,907
12/24	$30,009	$32,869	$44,295
01/25	$30,663	$33,915	$45,171
02/25	$29,397	$33,322	$43,548
03/25	$26,825	$31,394	$39,880
04/25	$27,968	$31,207	$40,586
05/25	$30,703	$33,199	$44,177
06/25	$32,449	$34,880	$46,993
07/25	$32,914	$35,655	$48,768
08/25	$32,138	$36,406	$49,313
09/25	$32,811	$37,668	$51,932
10/25	$34,519	$38,481	$53,819
11/25	$33,639	$38,574	$52,844
12/25	$33,208	$38,577	$52,516
01/26	$32,427	$39,108	$51,722
02/26	$31,466	$38,898	$49,985
03/26	$30,145	$36,964	$47,382

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	12.38	4.14	12.33
Class A (including sales charges)	5.93	2.91	11.67
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 475,088,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,920,159
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Material Fund Change [Text Block]
C000061820
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Class R
Trading Symbol	URLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$136	1.28%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Growth Fund Class R ($31,216)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,338	$10,054	$9,909
05/16	$10,647	$10,230	$10,101
06/16	$10,513	$10,254	$10,061
07/16	$11,321	$10,644	$10,536
08/16	$11,241	$10,658	$10,484
09/16	$11,306	$10,667	$10,522
10/16	$10,702	$10,459	$10,275
11/16	$10,506	$10,871	$10,499
12/16	$10,321	$11,075	$10,629
01/17	$11,117	$11,298	$10,987
02/17	$11,626	$11,735	$11,443
03/17	$11,913	$11,743	$11,576
04/17	$12,217	$11,867	$11,840
05/17	$12,521	$12,018	$12,148
06/17	$12,782	$12,102	$12,116
07/17	$13,260	$12,342	$12,438
08/17	$13,419	$12,381	$12,666
09/17	$13,233	$12,644	$12,831
10/17	$13,375	$12,934	$13,328
11/17	$13,817	$13,329	$13,733
12/17	$13,907	$13,477	$13,840
01/18	$15,081	$14,217	$14,820
02/18	$14,951	$13,695	$14,432
03/18	$14,665	$13,384	$14,036
04/18	$14,794	$13,430	$14,085
05/18	$15,385	$13,773	$14,702
06/18	$15,406	$13,862	$14,844
07/18	$15,738	$14,340	$15,280
08/18	$16,371	$14,834	$16,115
09/18	$16,521	$14,890	$16,205
10/18	$14,311	$13,837	$14,756
11/18	$14,612	$14,118	$14,913
12/18	$13,131	$12,833	$13,631
01/19	$15,053	$13,908	$14,856
02/19	$15,674	$14,379	$15,387
03/19	$15,916	$14,629	$15,825
04/19	$16,756	$15,220	$16,540
05/19	$15,317	$14,250	$15,495
06/19	$16,683	$15,250	$16,559
07/19	$16,712	$15,487	$16,933
08/19	$16,043	$15,204	$16,804
09/19	$15,687	$15,467	$16,806
10/19	$16,470	$15,795	$17,280
11/19	$17,523	$16,392	$18,046
12/19	$18,004	$16,865	$18,591
01/20	$18,086	$16,883	$19,006
02/20	$17,311	$15,504	$17,712
03/20	$15,185	$13,455	$15,969
04/20	$17,509	$15,233	$18,332
05/20	$19,306	$16,037	$19,563
06/20	$20,027	$16,391	$20,415
07/20	$21,609	$17,351	$21,986
08/20	$23,521	$18,625	$24,255
09/20	$23,080	$17,944	$23,113
10/20	$22,822	$17,511	$22,328
11/20	$25,250	$19,573	$24,615
12/20	$26,494	$20,401	$25,747
01/21	$25,494	$20,233	$25,556
02/21	$26,227	$20,819	$25,550
03/21	$25,805	$21,607	$25,989
04/21	$27,317	$22,770	$27,758
05/21	$26,872	$22,878	$27,374
06/21	$29,350	$23,451	$29,091
07/21	$29,829	$23,939	$30,050
08/21	$30,562	$24,631	$31,173
09/21	$28,674	$23,500	$29,427
10/21	$30,646	$25,131	$31,976
11/21	$29,350	$24,794	$32,172
12/21	$28,804	$25,798	$32,852
01/22	$25,619	$24,343	$30,032
02/22	$24,225	$23,675	$28,757
03/22	$24,723	$24,474	$29,882
04/22	$21,172	$22,293	$26,273
05/22	$20,209	$22,259	$25,662
06/22	$18,898	$20,395	$23,630
07/22	$21,102	$22,294	$26,466
08/22	$20,204	$21,438	$25,233
09/22	$18,081	$19,454	$22,780
10/22	$19,469	$21,015	$24,111
11/22	$20,694	$22,152	$25,210
12/22	$19,469	$20,863	$23,280
01/23	$21,551	$22,262	$25,220
02/23	$20,694	$21,733	$24,921
03/23	$22,204	$22,420	$26,624
04/23	$22,367	$22,698	$26,887
05/23	$22,938	$22,804	$28,112
06/23	$24,648	$24,344	$30,035
07/23	$25,128	$25,181	$31,047
08/23	$24,779	$24,740	$30,768
09/23	$23,249	$23,578	$29,095
10/23	$22,506	$23,008	$28,680
11/23	$25,347	$25,157	$31,807
12/23	$27,007	$26,398	$33,215
01/24	$27,636	$26,767	$34,044
02/24	$28,795	$28,212	$36,366
03/24	$29,278	$29,116	$37,007
04/24	$27,780	$27,877	$35,437
05/24	$28,409	$29,190	$37,558
06/24	$30,059	$30,156	$40,091
07/24	$28,491	$30,595	$39,409
08/24	$29,499	$31,320	$40,230
09/24	$29,947	$31,990	$41,370
10/24	$30,115	$31,767	$41,233
11/24	$32,186	$33,812	$43,907
12/24	$31,153	$32,869	$44,295
01/25	$31,792	$33,915	$45,171
02/25	$30,515	$33,322	$43,548
03/25	$27,834	$31,394	$39,880
04/25	$28,983	$31,207	$40,586
05/25	$31,856	$33,199	$44,177
06/25	$33,626	$34,880	$46,993
07/25	$34,094	$35,655	$48,768
08/25	$33,345	$36,406	$49,313
09/25	$34,000	$37,668	$51,932
10/25	$35,780	$38,481	$53,819
11/25	$34,843	$38,574	$52,844
12/25	$34,411	$38,577	$52,516
01/26	$33,551	$39,108	$51,722
02/26	$32,568	$38,898	$49,985
03/26	$31,216	$36,964	$47,382

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	12.15	3.88	12.06
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 475,088,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,920,159
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Material Fund Change [Text Block]
C000254317
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Class S
Trading Symbol	UMLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Growth Fund Class S ($32,812)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,343	$10,054	$9,909
05/16	$10,658	$10,230	$10,101
06/16	$10,526	$10,254	$10,061
07/16	$11,334	$10,644	$10,536
08/16	$11,259	$10,658	$10,484
09/16	$11,334	$10,667	$10,522
10/16	$10,737	$10,459	$10,275
11/16	$10,540	$10,871	$10,499
12/16	$10,360	$11,075	$10,629
01/17	$11,157	$11,298	$10,987
02/17	$11,673	$11,735	$11,443
03/17	$11,977	$11,743	$11,576
04/17	$12,280	$11,867	$11,840
05/17	$12,599	$12,018	$12,148
06/17	$12,855	$12,102	$12,116
07/17	$13,343	$12,342	$12,438
08/17	$13,514	$12,381	$12,666
09/17	$13,335	$12,644	$12,831
10/17	$13,481	$12,934	$13,328
11/17	$13,928	$13,329	$13,733
12/17	$14,029	$13,477	$13,840
01/18	$15,218	$14,217	$14,820
02/18	$15,090	$13,695	$14,432
03/18	$14,810	$13,384	$14,036
04/18	$14,946	$13,430	$14,085
05/18	$15,549	$13,773	$14,702
06/18	$15,577	$13,862	$14,844
07/18	$15,925	$14,340	$15,280
08/18	$16,567	$14,834	$16,115
09/18	$16,732	$14,890	$16,205
10/18	$14,495	$13,837	$14,756
11/18	$14,807	$14,118	$14,913
12/18	$13,309	$12,833	$13,631
01/19	$15,265	$13,908	$14,856
02/19	$15,896	$14,379	$15,387
03/19	$16,155	$14,629	$15,825
04/19	$17,014	$15,220	$16,540
05/19	$15,555	$14,250	$15,495
06/19	$16,950	$15,250	$16,559
07/19	$16,987	$15,487	$16,933
08/19	$16,314	$15,204	$16,804
09/19	$15,965	$15,467	$16,806
10/19	$16,775	$15,795	$17,280
11/19	$17,847	$16,392	$18,046
12/19	$18,356	$16,865	$18,591
01/20	$18,427	$16,883	$19,006
02/20	$17,650	$15,504	$17,712
03/20	$15,490	$13,455	$15,969
04/20	$17,862	$15,233	$18,332
05/20	$19,712	$16,037	$19,563
06/20	$20,456	$16,391	$20,415
07/20	$22,095	$17,351	$21,986
08/20	$24,028	$18,625	$24,255
09/20	$23,610	$17,944	$23,113
10/20	$23,347	$17,511	$22,328
11/20	$25,837	$19,573	$24,615
12/20	$27,123	$20,401	$25,747
01/21	$26,129	$20,233	$25,556
02/21	$26,888	$20,819	$25,550
03/21	$26,454	$21,607	$25,989
04/21	$28,009	$22,770	$27,758
05/21	$27,575	$22,878	$27,374
06/21	$30,114	$23,451	$29,091
07/21	$30,614	$23,939	$30,050
08/21	$31,397	$24,631	$31,173
09/21	$29,462	$23,500	$29,427
10/21	$31,506	$25,131	$31,976
11/21	$30,201	$24,794	$32,172
12/21	$29,626	$25,798	$32,852
01/22	$26,389	$24,343	$30,032
02/22	$24,967	$23,675	$28,757
03/22	$25,457	$24,474	$29,882
04/22	$21,827	$22,293	$26,273
05/22	$20,822	$22,259	$25,662
06/22	$19,484	$20,395	$23,630
07/22	$21,806	$22,294	$26,466
08/22	$20,872	$21,438	$25,233
09/22	$18,663	$19,454	$22,780
10/22	$20,107	$21,015	$24,111
11/22	$21,381	$22,152	$25,210
12/22	$20,135	$20,863	$23,280
01/23	$22,316	$22,262	$25,220
02/23	$21,438	$21,733	$24,921
03/23	$22,995	$22,420	$26,624
04/23	$23,165	$22,698	$26,887
05/23	$23,760	$22,804	$28,112
06/23	$25,569	$24,344	$30,035
07/23	$26,043	$25,181	$31,047
08/23	$25,687	$24,740	$30,768
09/23	$24,147	$23,578	$29,095
10/23	$23,376	$23,008	$28,680
11/23	$26,339	$25,157	$31,807
12/23	$28,057	$26,398	$33,215
01/24	$28,753	$26,767	$34,044
02/24	$29,953	$28,212	$36,366
03/24	$30,490	$29,116	$37,007
04/24	$28,911	$27,877	$35,437
05/24	$29,606	$29,190	$37,558
06/24	$31,316	$30,156	$40,091
07/24	$29,691	$30,595	$39,409
08/24	$30,798	$31,320	$40,230
09/24	$31,247	$31,990	$41,370
10/24	$31,420	$31,767	$41,233
11/24	$33,597	$33,812	$43,907
12/24	$32,547	$32,869	$44,295
01/25	$33,255	$33,915	$45,171
02/25	$31,913	$33,322	$43,548
03/25	$29,117	$31,394	$39,880
04/25	$30,347	$31,207	$40,586
05/25	$33,330	$33,199	$44,177
06/25	$35,261	$34,880	$46,993
07/25	$35,760	$35,655	$48,768
08/25	$34,944	$36,406	$49,313
09/25	$35,669	$37,668	$51,932
10/25	$37,482	$38,481	$53,819
11/25	$36,575	$38,574	$52,844
12/25	$36,083	$38,577	$52,516
01/26	$35,265	$39,108	$51,722
02/26	$34,192	$38,898	$49,985
03/26	$32,812	$36,964	$47,382

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	12.69	4.40	12.62
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 475,088,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,920,159
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Material Fund Change [Text Block]
C000122688
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CGTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Growth Fund Institutional 2 Class ($33,119)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,341	$10,054	$9,909
05/16	$10,661	$10,230	$10,101
06/16	$10,526	$10,254	$10,061
07/16	$11,340	$10,644	$10,536
08/16	$11,267	$10,658	$10,484
09/16	$11,347	$10,667	$10,522
10/16	$10,745	$10,459	$10,275
11/16	$10,546	$10,871	$10,499
12/16	$10,372	$11,075	$10,629
01/17	$11,168	$11,298	$10,987
02/17	$11,685	$11,735	$11,443
03/17	$11,987	$11,743	$11,576
04/17	$12,297	$11,867	$11,840
05/17	$12,614	$12,018	$12,148
06/17	$12,878	$12,102	$12,116
07/17	$13,359	$12,342	$12,438
08/17	$13,541	$12,381	$12,666
09/17	$13,359	$12,644	$12,831
10/17	$13,501	$12,934	$13,328
11/17	$13,951	$13,329	$13,733
12/17	$14,059	$13,477	$13,840
01/18	$15,244	$14,217	$14,820
02/18	$15,120	$13,695	$14,432
03/18	$14,849	$13,384	$14,036
04/18	$14,980	$13,430	$14,085
05/18	$15,589	$13,773	$14,702
06/18	$15,620	$13,862	$14,844
07/18	$15,966	$14,340	$15,280
08/18	$16,613	$14,834	$16,115
09/18	$16,773	$14,890	$16,205
10/18	$14,539	$13,837	$14,756
11/18	$14,849	$14,118	$14,913
12/18	$13,348	$12,833	$13,631
01/19	$15,310	$13,908	$14,856
02/19	$15,948	$14,379	$15,387
03/19	$16,207	$14,629	$15,825
04/19	$17,073	$15,220	$16,540
05/19	$15,609	$14,250	$15,495
06/19	$17,010	$15,250	$16,559
07/19	$17,046	$15,487	$16,933
08/19	$16,380	$15,204	$16,804
09/19	$16,023	$15,467	$16,806
10/19	$16,844	$15,795	$17,280
11/19	$17,914	$16,392	$18,046
12/19	$18,423	$16,865	$18,591
01/20	$18,504	$16,883	$19,006
02/20	$17,741	$15,504	$17,712
03/20	$15,558	$13,455	$15,969
04/20	$17,941	$15,233	$18,332
05/20	$19,816	$16,037	$19,563
06/20	$20,562	$16,391	$20,415
07/20	$22,195	$17,351	$21,986
08/20	$24,164	$18,625	$24,255
09/20	$23,726	$17,944	$23,113
10/20	$23,479	$17,511	$22,328
11/20	$25,972	$19,573	$24,615
12/20	$27,279	$20,401	$25,747
01/21	$26,266	$20,233	$25,556
02/21	$27,026	$20,819	$25,550
03/21	$26,604	$21,607	$25,989
04/21	$28,175	$22,770	$27,758
05/21	$27,735	$22,878	$27,374
06/21	$30,300	$23,451	$29,091
07/21	$30,801	$23,939	$30,050
08/21	$31,562	$24,631	$31,173
09/21	$29,639	$23,500	$29,427
10/21	$31,682	$25,131	$31,976
11/21	$30,380	$24,794	$32,172
12/21	$29,812	$25,798	$32,852
01/22	$26,549	$24,343	$30,032
02/22	$25,119	$23,675	$28,757
03/22	$25,633	$24,474	$29,882
04/22	$21,945	$22,293	$26,273
05/22	$20,962	$22,259	$25,662
06/22	$19,608	$20,395	$23,630
07/22	$21,948	$22,294	$26,466
08/22	$21,007	$21,438	$25,233
09/22	$18,794	$19,454	$22,780
10/22	$20,244	$21,015	$24,111
11/22	$21,516	$22,152	$25,210
12/22	$20,295	$20,863	$23,280
01/23	$22,482	$22,262	$25,220
02/23	$21,592	$21,733	$24,921
03/23	$23,169	$22,420	$26,624
04/23	$23,347	$22,698	$26,887
05/23	$23,932	$22,804	$28,112
06/23	$25,734	$24,344	$30,035
07/23	$26,237	$25,181	$31,047
08/23	$25,893	$24,740	$30,768
09/23	$24,331	$23,578	$29,095
10/23	$23,536	$23,008	$28,680
11/23	$26,555	$25,157	$31,807
12/23	$28,302	$26,398	$33,215
01/24	$28,975	$26,767	$34,044
02/24	$30,180	$28,212	$36,366
03/24	$30,740	$29,116	$37,007
04/24	$29,171	$27,877	$35,437
05/24	$29,872	$29,190	$37,558
06/24	$31,587	$30,156	$40,091
07/24	$29,950	$30,595	$39,409
08/24	$31,072	$31,320	$40,230
09/24	$31,496	$31,990	$41,370
10/24	$31,708	$31,767	$41,233
11/24	$33,921	$33,812	$43,907
12/24	$32,849	$32,869	$44,295
01/25	$33,561	$33,915	$45,171
02/25	$32,201	$33,322	$43,548
03/25	$29,386	$31,394	$39,880
04/25	$30,616	$31,207	$40,586
05/25	$33,625	$33,199	$44,177
06/25	$35,594	$34,880	$46,993
07/25	$36,090	$35,655	$48,768
08/25	$35,250	$36,406	$49,313
09/25	$36,014	$37,668	$51,932
10/25	$37,885	$38,481	$53,819
11/25	$36,930	$38,574	$52,844
12/25	$36,453	$38,577	$52,516
01/26	$35,609	$39,108	$51,722
02/26	$34,554	$38,898	$49,985
03/26	$33,119	$36,964	$47,382

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	12.71	4.48	12.72
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 475,088,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,920,159
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Material Fund Change [Text Block]
C000122689
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CCWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Growth Fund Institutional 3 Class ($33,274)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,344	$10,054	$9,909
05/16	$10,663	$10,230	$10,101
06/16	$10,529	$10,254	$10,061
07/16	$11,343	$10,644	$10,536
08/16	$11,270	$10,658	$10,484
09/16	$11,349	$10,667	$10,522
10/16	$10,745	$10,459	$10,275
11/16	$10,548	$10,871	$10,499
12/16	$10,375	$11,075	$10,629
01/17	$11,179	$11,298	$10,987
02/17	$11,691	$11,735	$11,443
03/17	$11,991	$11,743	$11,576
04/17	$12,298	$11,867	$11,840
05/17	$12,619	$12,018	$12,148
06/17	$12,881	$12,102	$12,116
07/17	$13,365	$12,342	$12,438
08/17	$13,545	$12,381	$12,666
09/17	$13,358	$12,644	$12,831
10/17	$13,506	$12,934	$13,328
11/17	$13,959	$13,329	$13,733
12/17	$14,062	$13,477	$13,840
01/18	$15,251	$14,217	$14,820
02/18	$15,129	$13,695	$14,432
03/18	$14,852	$13,384	$14,036
04/18	$14,991	$13,430	$14,085
05/18	$15,602	$13,773	$14,702
06/18	$15,626	$13,862	$14,844
07/18	$15,977	$14,340	$15,280
08/18	$16,626	$14,834	$16,115
09/18	$16,793	$14,890	$16,205
10/18	$14,547	$13,837	$14,756
11/18	$14,862	$14,118	$14,913
12/18	$13,369	$12,833	$13,631
01/19	$15,328	$13,908	$14,856
02/19	$15,968	$14,379	$15,387
03/19	$16,224	$14,629	$15,825
04/19	$17,090	$15,220	$16,540
05/19	$15,633	$14,250	$15,495
06/19	$17,028	$15,250	$16,559
07/19	$17,064	$15,487	$16,933
08/19	$16,395	$15,204	$16,804
09/19	$16,043	$15,467	$16,806
10/19	$16,864	$15,795	$17,280
11/19	$17,931	$16,392	$18,046
12/19	$18,445	$16,865	$18,591
01/20	$18,538	$16,883	$19,006
02/20	$17,760	$15,504	$17,712
03/20	$15,586	$13,455	$15,969
04/20	$17,971	$15,233	$18,332
05/20	$19,842	$16,037	$19,563
06/20	$20,589	$16,391	$20,415
07/20	$22,237	$17,351	$21,986
08/20	$24,200	$18,625	$24,255
09/20	$23,770	$17,944	$23,113
10/20	$23,512	$17,511	$22,328
11/20	$26,020	$19,573	$24,615
12/20	$27,324	$20,401	$25,747
01/21	$26,298	$20,233	$25,556
02/21	$27,076	$20,819	$25,550
03/21	$26,646	$21,607	$25,989
04/21	$28,218	$22,770	$27,758
05/21	$27,788	$22,878	$27,374
06/21	$30,353	$23,451	$29,091
07/21	$30,861	$23,939	$30,050
08/21	$31,642	$24,631	$31,173
09/21	$29,708	$23,500	$29,427
10/21	$31,760	$25,131	$31,976
11/21	$30,450	$24,794	$32,172
12/21	$29,876	$25,798	$32,852
01/22	$26,614	$24,343	$30,032
02/22	$25,179	$23,675	$28,757
03/22	$25,679	$24,474	$29,882
04/22	$22,004	$22,293	$26,273
05/22	$21,004	$22,259	$25,662
06/22	$19,667	$20,395	$23,630
07/22	$21,984	$22,294	$26,466
08/22	$21,048	$21,438	$25,233
09/22	$18,854	$19,454	$22,780
10/22	$20,308	$21,015	$24,111
11/22	$21,590	$22,152	$25,210
12/22	$20,333	$20,863	$23,280
01/23	$22,526	$22,262	$25,220
02/23	$21,664	$21,733	$24,921
03/23	$23,216	$22,420	$26,624
04/23	$23,414	$22,698	$26,887
05/23	$24,005	$22,804	$28,112
06/23	$25,826	$24,344	$30,035
07/23	$26,313	$25,181	$31,047
08/23	$25,980	$24,740	$30,768
09/23	$24,417	$23,578	$29,095
10/23	$23,623	$23,008	$28,680
11/23	$26,646	$25,157	$31,807
12/23	$28,390	$26,398	$33,215
01/24	$29,066	$26,767	$34,044
02/24	$30,284	$28,212	$36,366
03/24	$30,825	$29,116	$37,007
04/24	$29,256	$27,877	$35,437
05/24	$29,959	$29,190	$37,558
06/24	$31,696	$30,156	$40,091
07/24	$30,032	$30,595	$39,409
08/24	$31,170	$31,320	$40,230
09/24	$31,608	$31,990	$41,370
10/24	$31,813	$31,767	$41,233
11/24	$34,031	$33,812	$43,907
12/24	$32,969	$32,869	$44,295
01/25	$33,684	$33,915	$45,171
02/25	$32,317	$33,322	$43,548
03/25	$29,489	$31,394	$39,880
04/25	$30,732	$31,207	$40,586
05/25	$33,746	$33,199	$44,177
06/25	$35,728	$34,880	$46,993
07/25	$36,237	$35,655	$48,768
08/25	$35,400	$36,406	$49,313
09/25	$36,164	$37,668	$51,932
10/25	$38,020	$38,481	$53,819
11/25	$37,074	$38,574	$52,844
12/25	$36,593	$38,577	$52,516
01/26	$35,753	$39,108	$51,722
02/26	$34,673	$38,898	$49,985
03/26	$33,274	$36,964	$47,382

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	12.83	4.54	12.77
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 475,088,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,920,159
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Material Fund Change [Text Block]
C000061821
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	UMLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Large Cap Growth Fund Institutional Class ($32,812)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,343	$10,054	$9,909
05/16	$10,658	$10,230	$10,101
06/16	$10,526	$10,254	$10,061
07/16	$11,334	$10,644	$10,536
08/16	$11,259	$10,658	$10,484
09/16	$11,334	$10,667	$10,522
10/16	$10,737	$10,459	$10,275
11/16	$10,540	$10,871	$10,499
12/16	$10,360	$11,075	$10,629
01/17	$11,157	$11,298	$10,987
02/17	$11,673	$11,735	$11,443
03/17	$11,977	$11,743	$11,576
04/17	$12,280	$11,867	$11,840
05/17	$12,599	$12,018	$12,148
06/17	$12,855	$12,102	$12,116
07/17	$13,343	$12,342	$12,438
08/17	$13,514	$12,381	$12,666
09/17	$13,335	$12,644	$12,831
10/17	$13,481	$12,934	$13,328
11/17	$13,928	$13,329	$13,733
12/17	$14,029	$13,477	$13,840
01/18	$15,218	$14,217	$14,820
02/18	$15,090	$13,695	$14,432
03/18	$14,810	$13,384	$14,036
04/18	$14,946	$13,430	$14,085
05/18	$15,549	$13,773	$14,702
06/18	$15,577	$13,862	$14,844
07/18	$15,925	$14,340	$15,280
08/18	$16,567	$14,834	$16,115
09/18	$16,732	$14,890	$16,205
10/18	$14,495	$13,837	$14,756
11/18	$14,807	$14,118	$14,913
12/18	$13,309	$12,833	$13,631
01/19	$15,265	$13,908	$14,856
02/19	$15,896	$14,379	$15,387
03/19	$16,155	$14,629	$15,825
04/19	$17,014	$15,220	$16,540
05/19	$15,555	$14,250	$15,495
06/19	$16,950	$15,250	$16,559
07/19	$16,987	$15,487	$16,933
08/19	$16,314	$15,204	$16,804
09/19	$15,965	$15,467	$16,806
10/19	$16,775	$15,795	$17,280
11/19	$17,847	$16,392	$18,046
12/19	$18,356	$16,865	$18,591
01/20	$18,427	$16,883	$19,006
02/20	$17,650	$15,504	$17,712
03/20	$15,490	$13,455	$15,969
04/20	$17,862	$15,233	$18,332
05/20	$19,712	$16,037	$19,563
06/20	$20,456	$16,391	$20,415
07/20	$22,095	$17,351	$21,986
08/20	$24,028	$18,625	$24,255
09/20	$23,610	$17,944	$23,113
10/20	$23,347	$17,511	$22,328
11/20	$25,837	$19,573	$24,615
12/20	$27,123	$20,401	$25,747
01/21	$26,129	$20,233	$25,556
02/21	$26,888	$20,819	$25,550
03/21	$26,454	$21,607	$25,989
04/21	$28,009	$22,770	$27,758
05/21	$27,575	$22,878	$27,374
06/21	$30,114	$23,451	$29,091
07/21	$30,614	$23,939	$30,050
08/21	$31,397	$24,631	$31,173
09/21	$29,462	$23,500	$29,427
10/21	$31,506	$25,131	$31,976
11/21	$30,201	$24,794	$32,172
12/21	$29,626	$25,798	$32,852
01/22	$26,389	$24,343	$30,032
02/22	$24,967	$23,675	$28,757
03/22	$25,457	$24,474	$29,882
04/22	$21,827	$22,293	$26,273
05/22	$20,822	$22,259	$25,662
06/22	$19,484	$20,395	$23,630
07/22	$21,806	$22,294	$26,466
08/22	$20,872	$21,438	$25,233
09/22	$18,663	$19,454	$22,780
10/22	$20,107	$21,015	$24,111
11/22	$21,381	$22,152	$25,210
12/22	$20,135	$20,863	$23,280
01/23	$22,316	$22,262	$25,220
02/23	$21,438	$21,733	$24,921
03/23	$22,995	$22,420	$26,624
04/23	$23,165	$22,698	$26,887
05/23	$23,760	$22,804	$28,112
06/23	$25,569	$24,344	$30,035
07/23	$26,043	$25,181	$31,047
08/23	$25,687	$24,740	$30,768
09/23	$24,147	$23,578	$29,095
10/23	$23,376	$23,008	$28,680
11/23	$26,339	$25,157	$31,807
12/23	$28,057	$26,398	$33,215
01/24	$28,753	$26,767	$34,044
02/24	$29,953	$28,212	$36,366
03/24	$30,490	$29,116	$37,007
04/24	$28,911	$27,877	$35,437
05/24	$29,606	$29,190	$37,558
06/24	$31,316	$30,156	$40,091
07/24	$29,691	$30,595	$39,409
08/24	$30,798	$31,320	$40,230
09/24	$31,247	$31,990	$41,370
10/24	$31,420	$31,767	$41,233
11/24	$33,632	$33,812	$43,907
12/24	$32,547	$32,869	$44,295
01/25	$33,255	$33,915	$45,171
02/25	$31,913	$33,322	$43,548
03/25	$29,117	$31,394	$39,880
04/25	$30,347	$31,207	$40,586
05/25	$33,330	$33,199	$44,177
06/25	$35,261	$34,880	$46,993
07/25	$35,760	$35,655	$48,768
08/25	$34,944	$36,406	$49,313
09/25	$35,669	$37,668	$51,932
10/25	$37,527	$38,481	$53,819
11/25	$36,575	$38,574	$52,844
12/25	$36,083	$38,577	$52,516
01/26	$35,265	$39,108	$51,722
02/26	$34,243	$38,898	$49,985
03/26	$32,812	$36,964	$47,382

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	12.69	4.40	12.62
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 475,088,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,920,159
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Material Fund Change [Text Block]
C000179754
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Growth Fund II
Class Name	Institutional Class
Trading Symbol	CZMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund II (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Overall, the selection effect was negative for the period. However, positive selection for the Fund was seen within the financials, consumer discretionary and materials sectors.

Allocations | Overall, sector allocation led to the Fund’s relative outperformance during the period. Effects were most positive from underweight allocations to the energy, communication services and real estate sectors.

Individual holdings | Underweight positions in Microsoft and Visa and an overweight position in Broadcom were most additive.

Top Performance Detractors

Stock selection | Selections within the information technology, industrials and energy sectors detracted from the Fund’s relative performance during the period.

Allocations | The Fund’s relative performance was weighed down from an underweight in the information technology sector and an overweight to the industrials sector.

Individual holdings | Overweight positions in UnitedHealth Group, Adobe and Workday weighed most on the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Integrated Large Cap Growth Fund II Institutional Class ($41,307)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,222	$10,054	$9,909
05/16	$10,527	$10,230	$10,101
06/16	$10,387	$10,254	$10,061
07/16	$11,104	$10,644	$10,536
08/16	$11,137	$10,658	$10,484
09/16	$11,227	$10,667	$10,522
10/16	$10,750	$10,459	$10,275
11/16	$10,585	$10,871	$10,499
12/16	$10,484	$11,075	$10,629
01/17	$11,035	$11,298	$10,987
02/17	$11,487	$11,735	$11,443
03/17	$11,668	$11,743	$11,576
04/17	$11,931	$11,867	$11,840
05/17	$12,338	$12,018	$12,148
06/17	$12,464	$12,102	$12,116
07/17	$12,858	$12,342	$12,438
08/17	$13,055	$12,381	$12,666
09/17	$13,074	$12,644	$12,831
10/17	$13,411	$12,934	$13,328
11/17	$13,786	$13,329	$13,733
12/17	$13,825	$13,477	$13,840
01/18	$14,928	$14,217	$14,820
02/18	$14,529	$13,695	$14,432
03/18	$14,130	$13,384	$14,036
04/18	$14,149	$13,430	$14,085
05/18	$14,691	$13,773	$14,702
06/18	$14,730	$13,862	$14,844
07/18	$15,106	$14,340	$15,280
08/18	$15,806	$14,834	$16,115
09/18	$15,827	$14,890	$16,205
10/18	$14,217	$13,837	$14,756
11/18	$14,615	$14,118	$14,913
12/18	$13,346	$12,833	$13,631
01/19	$14,738	$13,908	$14,856
02/19	$15,329	$14,379	$15,387
03/19	$15,696	$14,629	$15,825
04/19	$16,498	$15,220	$16,540
05/19	$15,229	$14,250	$15,495
06/19	$16,466	$15,250	$16,559
07/19	$16,660	$15,487	$16,933
08/19	$16,226	$15,204	$16,804
09/19	$16,055	$15,467	$16,806
10/19	$16,557	$15,795	$17,280
11/19	$17,334	$16,392	$18,046
12/19	$17,823	$16,865	$18,591
01/20	$17,965	$16,883	$19,006
02/20	$16,997	$15,504	$17,712
03/20	$15,402	$13,455	$15,969
04/20	$17,526	$15,233	$18,332
05/20	$18,824	$16,037	$19,563
06/20	$19,587	$16,391	$20,415
07/20	$20,893	$17,351	$21,986
08/20	$22,933	$18,625	$24,255
09/20	$22,102	$17,944	$23,113
10/20	$21,553	$17,511	$22,328
11/20	$23,616	$19,573	$24,615
12/20	$24,586	$20,401	$25,747
01/21	$24,047	$20,233	$25,556
02/21	$24,470	$20,819	$25,550
03/21	$24,817	$21,607	$25,989
04/21	$26,292	$22,770	$27,758
05/21	$26,164	$22,878	$27,374
06/21	$27,729	$23,451	$29,091
07/21	$28,382	$23,939	$30,050
08/21	$29,252	$24,631	$31,173
09/21	$27,470	$23,500	$29,427
10/21	$29,497	$25,131	$31,976
11/21	$29,184	$24,794	$32,172
12/21	$29,446	$25,798	$32,852
01/22	$26,996	$24,343	$30,032
02/22	$25,763	$23,675	$28,757
03/22	$26,446	$24,474	$29,882
04/22	$23,076	$22,293	$26,273
05/22	$22,541	$22,259	$25,662
06/22	$20,860	$20,395	$23,630
07/22	$23,174	$22,294	$26,466
08/22	$22,138	$21,438	$25,233
09/22	$19,986	$19,454	$22,780
10/22	$21,248	$21,015	$24,111
11/22	$22,365	$22,152	$25,210
12/22	$20,856	$20,863	$23,280
01/23	$22,762	$22,262	$25,220
02/23	$22,335	$21,733	$24,921
03/23	$23,831	$22,420	$26,624
04/23	$23,962	$22,698	$26,887
05/23	$25,244	$22,804	$28,112
06/23	$27,002	$24,344	$30,035
07/23	$27,986	$25,181	$31,047
08/23	$27,686	$24,740	$30,768
09/23	$26,002	$23,578	$29,095
10/23	$25,451	$23,008	$28,680
11/23	$28,337	$25,157	$31,807
12/23	$29,563	$26,398	$33,215
01/24	$30,572	$26,767	$34,044
02/24	$32,974	$28,212	$36,366
03/24	$33,670	$29,116	$37,007
04/24	$31,947	$27,877	$35,437
05/24	$33,670	$29,190	$37,558
06/24	$35,802	$30,156	$40,091
07/24	$35,180	$30,595	$39,409
08/24	$36,040	$31,320	$40,230
09/24	$37,082	$31,990	$41,370
10/24	$36,936	$31,767	$41,233
11/24	$39,607	$33,812	$43,907
12/24	$39,790	$32,869	$44,295
01/25	$40,990	$33,915	$45,171
02/25	$39,403	$33,322	$43,548
03/25	$36,171	$31,394	$39,880
04/25	$36,694	$31,207	$40,586
05/25	$39,887	$33,199	$44,177
06/25	$42,352	$34,880	$46,993
07/25	$43,333	$35,655	$48,768
08/25	$43,769	$36,406	$49,313
09/25	$45,751	$37,668	$51,932
10/25	$46,993	$38,481	$53,819
11/25	$45,795	$38,574	$52,844
12/25	$45,795	$38,577	$52,516
01/26	$45,119	$39,108	$51,722
02/26	$43,311	$38,898	$49,985
03/26	$41,307	$36,964	$47,382

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	14.20	10.73	15.24
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 2025 reflects returns achieved by different subadvisers that managed the Fund according to different principal investment strategies. If the Fund’s current investment manager and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 78,741,789
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,691,233
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$78,741,789
Total number of portfolio holdings	63
Management services fees (represents 0.66% of Fund average net assets)	$5,691,233
Portfolio turnover for the reporting period	86%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.5%
Technology Hardware, Storage & Peripherals	6.9%
Systems Software	6.8%
Application Software	5.5%
Communications Equipment	2.9%
Semiconductor Materials & Equipment	1.3%
Other	1.6%

Equity Sector Allocation

Table Summary
Information Technology	46.5%
Consumer Discretionary	15.6%
Communication Services	12.4%
Health Care	10.1%
Financials	6.2%
Industrials	4.5%
Consumer Staples	1.3%
Materials	1.1%
Energy	1.1%
Utilities	0.6%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	12.2%
Apple, Inc.	6.6%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.0%
Meta Platforms, Inc., Class A	4.8%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Alphabet, Inc., Class C	3.4%
Tesla, Inc.	3.0%
Eli Lilly & Co.	2.9%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On December 18, 2025, the Fund's name was changed to Columbia Integrated Large Cap Growth Fund II. On November 6, 2025, The Board of Trustees (the Board) approved the termination of J.P. Morgan Investment Management Inc. and Loomis, Sayles & Company, L.P. as subadvisers to the Fund, each with a final date of management on December 5, 2025. Prior to this date, the Board approved the termination of Los Angeles Capital Management LLC (LA Capital), with a final date of management of July 18, 2025, at which time Columbia Management Investment Advisers LLC (Columbia Management) began to manage the Fund's assets previously allocated to LA Capital. Columbia Management now solely manages the Fund's assets. In connection with the Fund's name change on December 18, 2025, related changes were made to the principal investment strategies, to add an 80% large-capitalization policy, as well as other changes, as disclosed in the supplement dated November 13, 2025. In connection with the Fund's name change on December 18, 2025, the Fund's principal risks were revised to add Large-Cap Stock Risk and remove Allocation Risk, Depositary Receipts Risk, Emerging Market Securities Risk, Foreign Securities Risk, Multi-Adviser Risk, Quantitative Models Risk, and Consumer Discretionary Sector Risk.

Material Fund Change Name [Text Block]	On December 18, 2025, the Fund's name was changed to Columbia Integrated Large Cap Growth Fund II.
Material Fund Change Strategies [Text Block]	In connection with the Fund's name change on December 18, 2025, related changes were made to the principal investment strategies, to add an 80% large-capitalization policy, as well as other changes, as disclosed in the supplement dated November 13, 2025.
Material Fund Change Risks Change [Text Block]	In connection with the Fund's name change on December 18, 2025, the Fund's principal risks were revised to add Large-Cap Stock Risk and remove Allocation Risk, Depositary Receipts Risk, Emerging Market Securities Risk, Foreign Securities Risk, Multi-Adviser Risk, Quantitative Models Risk, and Consumer Discretionary Sector Risk.
Material Fund Change Adviser [Text Block]	On November 6, 2025, The Board of Trustees (the Board) approved the termination of J.P. Morgan Investment Management Inc. and Loomis, Sayles & Company, L.P. as subadvisers to the Fund, each with a final date of management on December 5, 2025. Prior to this date, the Board approved the termination of Los Angeles Capital Management LLC (LA Capital), with a final date of management of July 18, 2025, at which time Columbia Management Investment Advisers LLC (Columbia Management) began to manage the Fund's assets previously allocated to LA Capital. Columbia Management now solely manages the Fund's assets.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000259219
Shareholder Report [Line Items]
Fund Name	Multi-Manager Large Cap Growth Strategies Fund
Class Name	Institutional Class
Trading Symbol	CLCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Large Cap Growth Strategies Fund (the Fund) for the period of June 2, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$61Footnote Reference(a)	0.72%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from June 2, 2025 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 61	[1]
Expense Ratio, Percent	0.72%	[2]
Expenses Short Period Footnote [Text Block]	Based on operations from June 2, 2025 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the materials, industrials and financials sectors boosted the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector and overweight allocations to the energy and health care sectors positively impacted the Fund’s relative performance.

Individual holdings | Positions in Tesla, an electric vehicle and energy generation and storage company, and Regeneron Pharmaceuticals, a biotechnology company, were among the top contributors to the Fund’s relative performance. Relative underweights to Microsoft, a software, services and devices provider; Adobe, a digital marketing and media solutions company; and Intuit, a business and financial management solutions provider, also contributed to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the communication services, information technology, health care and consumer discretionary sectors detracted from the Fund’s relative performance during the period.

Allocations | An underweight allocation to the information technology sector was the biggest detractor from relative performance.

Individual holdings | Positions in Netflix, an entertainment services provider; Meta, a developer and provider of social media applications; and Oracle, a corporate packaged software company, were among the top detractors from the Fund’s relative performance. Relative underweights to Apple, a diversified electronic products provider, and Eli Lilly, a developer, manufacturer and seller of pharmaceutical products, also detracted during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Multi-Manager Large Cap Growth Strategies Fund Institutional Class ($10,379)	Russell 1000® Index ($11,090)	Russell 1000® Growth Index ($10,661)
6/2/2025	$10,000	$10,000	$10,000
06/25	$10,583	$10,465	$10,573
07/25	$10,858	$10,698	$10,973
08/25	$10,942	$10,923	$11,095
09/25	$11,508	$11,302	$11,685
10/25	$11,808	$11,545	$12,109
11/25	$11,525	$11,574	$11,890
12/25	$11,514	$11,574	$11,816
01/26	$11,381	$11,734	$11,637
02/26	$10,963	$11,671	$11,247
03/26	$10,379	$11,090	$10,661

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	Since Fund Inception
Institutional Class	3.79
Russell 1000® Index	10.90
Russell 1000® Growth Index	6.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 4,646,460,430
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 25,829,199
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,646,460,430
Total number of portfolio holdings	166
Management services fees (represents 0.64% of Fund average net assets)	$25,829,199
Portfolio turnover for the reporting period	65%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	39.1%
Communication Services	15.4%
Consumer Discretionary	11.7%
Health Care	11.7%
Industrials	7.6%
Financials	6.9%
Consumer Staples	3.4%
Energy	1.2%
Materials	0.5%
Utilities	0.4%

Asset Categories

Table Summary
Common Stocks	97.9%
Money Market Funds	1.5%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	12.1%
Apple, Inc.	7.2%
Microsoft Corp.	5.9%
Meta Platforms, Inc., Class A	4.4%
Alphabet, Inc., Class A	4.4%
Tesla, Inc.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	3.0%
Netflix, Inc.	2.3%

Material Fund Change [Text Block]

[1]	Based on operations from June 2, 2025 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized